Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, net

Note 11. Property and Equipment, net

Property and equipment, net consisted of the following at December 31, 2020 and 2019:

	December 31,
	2020	2019
	(in thousands)
Production machinery and equipment	$1,751	$1,751
Vehicles	712	727
Leasehold improvements	749	670
Demo fleet systems	263	263
Office furniture and fixtures	64	28
Computers and related equipment	195	24

	3,734	3,463

Less accumulated depreciation	(2,563)	(1,828)

Property and equipment, net	$1,171	$1,635

Depreciation expense for the years ended December 31, 2020 and 2019 totaled approximately $0.8 million and $0.9 million, respectively. For the year ended December 31, 2020, less than $0.1 million and $0.7 million is included within selling, general and administrative expenses and research and development expenses on the accompanying consolidated statements of operations, respectively. For the year ended December 31, 2019, $0.1 million and $0.8 million is included within selling, general and administrative expenses and research and development expenses on the accompanying consolidated statements of operations, respectively.